INCOME TAX EXPENSES (Components of deferred taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
INCOME TAX EXPENSES [Abstract]
Accrued expenses	$ 6,337	39,318	36,630
Inventories	1,628	10,099	10,996
Provisions	243	1,506	2,140
Total deferred tax assets, current portion	8,208	50,923	49,766
Valuation allowance	(8,208)	(50,923)	(49,766)
Deferred tax assets, current portion, net
Fixed assets	208	1,291	788
Net operating losses	34,525	214,211	223,360
Total deferred tax assets, non-current portion	34,733	215,502	224,148
Valuation allowance	(34,733)	(215,502)	(224,148)
Deferred tax assets, non-current portion, net